Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2017	2018	2019		2019
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(87,433)	(79,113)	(13,510)	(1,941)	(35,035)	(5,032)
Modification of Redeemable Convertible Preferred Shares	—	—	(2,779)	(399)	(7,207)	(1,035)
Accretion to redemption value of Redeemable Convertible Preferred Shares	(7,566)	—	(4,804)	(690)	(12,458)	(1,790)

Net loss attributable to ordinary shareholders	(94,999)	(79,113)	(21,093)	(3,030)	(54,700)	(7,857)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	56,792	56,792	17,014	17,014	44,122	44,122

Loss per share – basic and diluted	(1.67)	(1.39)	(1.24)	(0.18)	(1.24)	(0.18)